SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of share option plan
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	8,373,745	4.65	6.61	1,912
Options granted	1,027,200	1.88
Options exercised	(11,053)	0.94
Options forfeited	(495,781)	3.33
Options expired	(238,390)	7.67

Options outstanding at end of year	8,655,721	4.31	6.05	802

Exercisable at end of year	5,920,552	5.36	4.93	286

Schedule Of RSUs activity
	Number of RSUs	Weighted average grant date per value
		$

RSUs outstanding at beginning of year	-
RSUs granted	319,150	1.70
RSUs forfeited	(1,800)	1.69

RSUs outstanding at end of year	317,350	1.70

Schedule of stock-based compensation expenses
	Year ended December 31,
	2024	2023	2022

Research and development expenses	$1,460	$1,933	$2,158
Marketing and business development expenses	115	(41)	269
General and administrative expenses	1,448	1,658	1,901

	$3,023	$3,550	$4,328